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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM 12B-25

                          NOTIFICATION OF LATE FILING


                                                Commission File Number 001-16107


(Check One): [ ] Form 10-K  [ ] Form 20-F  [ ] Form 11-K   [x] Form 10-Q
[ ] Form N-SAR  [ ] Form N-CSR

               For Period Ended:  September 30, 2003

                      [ ] Transition Report on Form 10-K
                      [ ] Transition Report on Form 20-F
                      [ ] Transition Report on Form 11-K
                      [ ] Transition Report on Form 10-Q
                      [ ] Transition Report on Form N-SAR

               For the Transition Period Ended:

  Read Instruction (on back page) Before Preparing Form. Please Print or Type.

    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
                   VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

Mirant Corporation
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Full Name of Registrant

Southern Energy Inc.
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Former Name if Applicable

1155 Perimeter Center West, Suite 100
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Address of Principal Executive Office (Street and Number)

Atlanta, Georgia 30338
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City, State and Zip Code

PART II -- RULE 12B-25(B) AND (C)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

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
[x]   (a)  The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable
           effort or expense

[ ]   (b)  The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or
           Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due
           date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date;
           and

[ ]   (c)  The accountant's statement or other exhibit required by Rule
           12b-25(c) has been attached if applicable.

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PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
(Attach Extra Sheets if Needed)

         The audit of the Company's 2002 financial statements and the reaudits of the Company's 2000 and 2001 financial statements were completed on April 29, 2003, which ultimately delayed the Company's ability to focus on its financial reporting process for the quarters ended March 31, 2003, June 30, 2003 and September 30, 2003. The Form 10-Q for the quarter ended June 30, 2003 was filed on October 28, 2003. The delay of this filing caused the Company to require additional time to complete its financial reporting process for the quarter ended September 30, 2003.

         The Company intends to file its quarterly report on Form 10-Q for the quarter ended September 30, 2003 as soon as practicably possible after completion of its financial reporting process for that quarter.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification

    Dan Streek                         (678)                  579-5000
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            (Name)                  (Area Code)         (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed ? If answer is no,
    identify report(s).  Yes [ ]   No [x]

     1. Form 10-K for the year ended December 31, 2002 (the Form 10-K did not include the interim financial information required by Item 302 of Regulation S-K).
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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion
    thereof?  Yes [x]   No [ ]

    Note: On July 14, 2003, the Company and substantially all of its wholly-owned subsidiaries in the United States filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the U.S. Bankruptcy Court for the Northern District of Texas, Fort Worth Division. As such, the Company anticipates that significant changes could be reflected in the form of lower profitability and decreased cash flow. As of the date of this Form 12b-25, the Company has not completed its financial reporting process for the third quarter of 2003. Therefore, the Company is not in a position to quantify any potential differences between the comparable periods.


    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
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                               Mirant Corporation
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                  (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date November 20, 2003                  By /s/ Dan Streek
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                                           Dan Streek
                                           Vice President and Controller
                                           (Principal Accounting Officer)